STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2020

DESCRIPTION                                 SHARES       MARKET VALUE
-----------                                 ------       ------------

COMMON STOCKS ? 96.86%

Petroleum Refining - 11.14%
   Chevron                                  17,013          1,232,762
   Hollyfrontier Corp                       22,730	  557,112
   Valero Energy Corp                       18,302            830,179
                                                            ---------
                                                            2,620,053

Semi Conductors and Related Devices ? 5.72%
   Intel Corp				24,896          1,347,372

Telephone Communications, Except Radiotelephone - 11.91%
   Verizon                                  27,638          1,484,990
   AT&T                                     45,199          1,317,551
                                                            ---------
                                                            2,802,541

Computer and Office Equipment ? 8.28%
   Hewlett Packard                          59,853          1,039,048
   International Business Machines	8,205		  910,181
							---------
							1,949,229

Construction Machinery and Equipment - 4.14%
   Caterpillar Inc.			 8,403		  975,084

National Commercial Banks ? 9.26%
   Bank of America                          54,675          1,160,750
   Wells Fargo & Company		35,518		1,019,367
							---------
							2,180,117

Engines & Turbines - 4.68%
   Cummings Inc.                             8,148          1,102,587

Variety Stores ? 5.68%
   WalMart                                  11,771          1,337,421

Family Clothing Stores ? 2.80%
   Gap                                      93,802            660,366

Electronic Computers - 6.24%
   Apple                                     5,776          1,468,779


- Continued -

STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
(Unaudited)
MARCH 31, 2020

DESCRIPTION                                 SHARES       MARKET VALUE
-----------                                 ------       ------------

Department Store ? 2.69%
   Kohl?s Corp.                             43,352            632,506

Pharmaceutical Preps ? 10.81%
   Abbvie                                   15,379          1,171,726
   Pfizer                                   42,047          1,372,414
                                                            ---------
                                                            2,544,140

Raw Farm Product ? 4.31%
   Universal Corp                           22,978          1,015,857

Malt Beverages - 3.23%
   Molson Coors Beverage Co                 19,523	  761,592

Surgical & Medical Instruments ? 3.90%
   3M Company				 6,725		  918,029

Crude Petroleum and Natural Gas ? 2.07%
   Occidental Petroleum Corp	  42,170		  488,329


   Total common stocks (cost $23,032,761)              $ 22,804,002
				                      ------------


SHORT-TERM INVESTMENTS ? 2.93%
   Schwab Money Fund-Bears interest at approx 0.06%
                  	(cost $ 688,811)                     688,811
                                                            --------

   Total short-term investments (cost $ 688,811)             688,811
                                                            --------

Total investment securities ? 99.77%  (cost $23,721,572)  23,492,813

Other assets less liabilities ? 0.23%                         54,946
                                                            --------

Net assets - 100.00%                                    $ 23,547,759
                                                        ============




The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS
157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.



Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2020:

                                    Investments          Other
                                    in                   Financial
      Level                         Securities           Instruments *
      -------                       -----------          ------------
      Level 1                       $23,492,813          $          0
      Level 2                                 0                     0
      Level 3                                 0                     0
                                    -----------          ------------
      Total                         $23,492,813          $          0
                                    ===========          ============

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.




THIS IS AN UNAUDITED STATEMENT